Leases - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 9,065	$ 8,878
Short-term lease cost	2,893	7,012
Variable lease cost	1,265	1,620
Total lease cost	$ 13,223	$ 17,510